Consolidated statements of financial position	12 Months Ended
Dec. 31, 2020
Statement of financial position [abstract]
Consolidated statements of financial position
4.1.	Property and equipment
	Property and equipment	Advance payments	Total
Cost	(in €)
At January 1, 2019	995,179	—	995,179
Additions	259,647	54,338	313,985
Disposals	(142,400)	—	(142,400)
Reclassification	54,408	(54,408)	—
Exchange differences	6,639	70	6,709
At December 31, 2019	1,173,473	—	1,173,473
Additions	66,114	—	66,114
Disposals	(5,298)	—	(5,298)
Exchange differences	(34,750)	—	(34,750)
At December 31, 2020	1,199,540	—	1,199,540

Accumulated depreciation
At January 1, 2019	(370,510)	—	(370,510)
Depreciation charge for the year	(252,627)	—	(252,627)
Disposals	26,235	—	26,235
Exchange differences	(198)	—	(198)
At December 31, 2019	(597,101)	—	(597,101)
Depreciation charge for the year	(212,733)	—	(212,733)
Disposals	1,793	—	1,793
Exchange differences	16,764	—	16,764
At December 31, 2020	(791,277)	—	(791,277)

Net book value
At December 31, 2019	576,372	—	576,372
At December 31, 2020	408,263	—	408,263

4.2.	Right-of-use assets
	Buildings	Cars	Total
Cost	(in €)
At January 1, 2019	695,614	35,058	730,672
Additions	636,754	—	636,754
Disposals	(266,057)	—	(266,057)
Exchange differences	1,512	—	1,512
At December 31, 2019	1,067,823	35,058	1,102,881
Additions	—	101,993	101,993
Disposals	—	(28,366)	(28,366)
Exchange differences	(7,997)	—	(7,997)
At December 31, 2020	1,059,826	108,685	1,168,512

Accumulated depreciation
At January 1, 2019	—	—	—
Depreciation charge for the year	(283,350)	(20,831)	(304,181)
Disposals	38,008	—	38,008
Exchange differences	216	—	216
At December 31, 2019	(245,126)	(20,831)	(265,957)
Depreciation charge for the year	(335,608)	(34,410)	(370,018)
Disposals	—	7,880	7,880
Exchange differences	6,277	—	6,277
At December 31, 2020	(574,457)	(47,361)	(621,818)

Net book value
At December 31, 2019	822,697	14,227	836,924
At December 31, 2020	485,369	61,324	546,694

4.3.	Intangible Assets
	Purchased IT-software	Advances paid for software	Total
Cost	(in €)
At January 1, 2019	246,351	109,852	356,204
Additions	84,449	251,493	335,942
Reclassification	353,155	(353,155)	—
Exchange differences	(64)	—	(64)
At December 31, 2019	683,891	8,190	692,081
Additions	28,075	—	28,075
Reclassification	8,190	(8,190)	—
Exchange differences	(562)	—	(562)
At December 31, 2020	719,593	—	719,593

Accumulated amortization
At January 1, 2019	(133,337)	—	(133,337)
Amortization charge for the year*	(106,358)	—	(106,358)
Exchange differences	14	—	14
At December 31, 2019	(239,681)	—	(239,681)
Amortization charge for the year	(129,963)	—	(129,963)
Exchange differences	234	—	234
At December 31, 2020	(369,410)	—	(369,410)

Net book value
At December 31, 2019	444,210	8,190	452,400
At December 31, 2020	350,184	—	350,183

Amortization of intangible assets is included in the line items ‘research and development expenses’ (2020: €27,937, 2019: €30,662, 2018: €5,841) and ‘general and administrative expenses’ (2020: €102,026, 2019: €75,696, 2018: €19,414) in the consolidated statements of operations and comprehensive loss.

4.4.	Leases

Lease obligations consist of payments pursuant to non-cancellable lease agreements mainly relating to the Company’s leases of office space. The lease terms of the Company’s premises expire in the next 24 months: Jena, Germany in December 2022, Martinsried, Germany in May 2022 and Ann Arbor, United States in April 2021.

Set out below, are the carrying amounts and the movements of the Group’s lease liabilities:

Lease liabilities	2020	2019

As of January 1	845,948	730,672
Additions	101,993	636,754
Derecognition	(20,555)	(228,547)
Re-payments	(366,156)	(296,020)
Short-term liability for accrued interest expense	(388)	1,362
Foreign exchange difference	(1,802)	1,727
As of December 31	559,041	845,948

The following are the amounts recognized in profit or loss:

	2020*	2019*	2018*
	(in €)
Depreciation expense of right-of-use assets (see Note 4.2)	362,137	265,957	—
Interest expense on lease liabilities	7,311	12,765	—
Rental expense from leases	6,275	70,451	213,200
short-term leases (included in administrative expenses)	937	65,348	—
leases of low-value assets (included in administrative expenses)	5,338	5,103	—
Total amounts recognized in profit or loss	375,723	349,173	213,200

* in 2020 and 2019 leases under IFRS 16, in 2018 operating leases under IAS 17

The Group had total cash outflows for leases of €374,698 in 2020 (€378,035 in 2019, €213,200 in 2018).

4.5.	Other assets
Other assets	December 31, 2020	December 31, 2019
	(in €)
Non-current other assets
Prepaid expense	353,522	452,217
Total	353,522	452,217
Current other assets
Prepayments on research & development projects	2,340,643	698,891
Prepaid expense	1,295,682	1,467,936
Other	98,374	199,088
Total	3,734,699	2,365,915
Total other assets	4,088,221	2,818,132

Prepayments on research & development projects consists of prepayments on CRO and manufacturing contracts. Prepaid expense mainly consists of prepaid insurance expense.

4.6.	Income tax
4.6..1.	Income tax reconciliation

The table below shows a reconciliation between the product of loss before tax multiplied by the Company's applicable tax rate and current income taxes recognized in profit or loss.

InflaRx Group	2020	2019	2018
		(in €)
Loss for the period (accounting profit before income tax)	(33,983,614)	(53,254,817)	(29,814,634)
Tax rate	28.7%	29.6%	29.1%
Tax benefits at tax rate	9,761,910	15,815,083	8,715,116
Tax losses for which no deferred tax asset was recognized	(9,761,910)	(15,815,083)	(8,715,116)
Income tax	—	—	—

The tax rate applied above represents the weighted average of the statutory tax rates in Germany and the USA. In Germany, InflaRx N.V. and its German subsidiary InflaRx GmbH are subject to corporate income tax (2020/2019/2018: 15%), a solidarity surcharge (2020/2019/2018: 0.8%) and trade taxes (2020: 13.0%, 2019: 13.9%, 2018: 13.4%). This equals an average total tax rate of 28.9% in 2020 (2019: 29.7%, 2018: 29.2%). InflaRx Pharmaceutical Inc., Ann Arbor, Michigan, USA is subject an average total tax rate of 27.0% in 2020 (2019 and 2018: 27.0%), which is made up of U.S. federal tax (2020, 2019, 2018: 21%) and state tax (2020, 2019, 2018: 6%).

4.6..2.	Tax losses carried forward

The Group has total tax loss carryforwards of €148.9 million (2019: €114.4 million) from three areas that cannot be utilized outside these areas:

•	As of December 31, 2020 the Group has €107,188,000 (2019: €75,767,524) of unrecognized and unused tax losses carried forward attributable to the tax group formed by InflaRx N.V. since 2018; these tax losses do not expire and may not be used to offset taxable income elsewhere in the Group. Since January 1, 2018, InflaRx GmbH has distributed its losses to the parent Company InflaRx N.V. under a profit and loss transfer agreement. This tax group was formed in Germany and is subject to German tax legislation.
•	Tax losses of InflaRx GmbH until December 31, 2017 (€34,787,000) are frozen from 2018 onwards due to the tax group with InflaRx N.V. Those losses of InflaRx GmbH do not expire and may be used to offset future taxable income of InflaRx GmbH only.
•	In addition, the Group still has tax loss carryforwards of €6,971,000 (2019: 3,816,023) from the operations of InflaRx Pharmaceutical Inc. which can also only be utilized there, generally do not expire, but are generally limited to 80% of taxable income.

As of December 31, 2020 and 2019, no deferred tax assets were recognized for the carryforward of unused tax losses.

4.6..3.	Current income tax receivable

Current income tax receivable includes tax claims because of income tax withheld on interest income earned by the Group on the financial assets (2020: €1,026,494, 2019: €1,134,968). The Company is reimbursed for the payments after filing a tax return.

4.7.	Financial assets and financial liabilities

Set out below is an overview of financial assets and liabilities, other than cash and short-term deposits included in cash equivalents, held by the Group as at December 31, 2020 and December 31, 2019:

Financial assets and financial liabilities	December 31, 2020	December 31, 2019
	(in €)
Financial assets at amortized cost
Non-current financial assets	272,268	272,614
Current financial assets	47,138,738	82,353,867
Financial liabilities at amortized cost
Trade and other payables	8,258,133	12,413,662

The fair value of current and non-current financial assets amounted to €47,392 thousand (level 1; 2019: €82,661 thousand). The Group’s financial assets at amortized cost consist mainly of quoted debt securities with fixed interest rates that are graded in the top investment category (AAA) by credit rating agencies such as S&P Global and, therefore, are considered low credit risk investments.

The maturities of all securities as of December 31, 2020 are between three and eleven months (2019: between one and eleven months); they bear nominal fixed interest in the range of 1.4% to 3.1% (2019: 1.5% to 2.1%).

4.8.	Cash and cash equivalents
Cash and cash equivalents	December 31, 2020	December 31, 2019
	(in €)
Short-term deposits
Deposits held in U.S. dollars (3 months original maturity and less)	22,616,767	27,803,153
Deposits held in Euro (3 months original maturity and less)	1,800,000	—
Total	24,416,767	27,803,153
Cash at banks
Cash held in Euro	1,189,126	1,211,478
Cash held in U.S. dollars	362,788	4,116,649
Total	1,551,914	5,328,127
Total cash and cash equivalents	25,968,681	33,131,280

4.9.	Equity
4.9..1.	Issued capital

As of December 31, 2020, the issued capital of the Company is divided into 28,228,415 common shares (2019: 26,105,255). The nominal value per share is €0.12. All shares issued are fully paid and have the same rights on the distribution of dividends and the repayment of capital.

On July 8, 2020, the Company filed with the United States Securities and Exchange Commission (SEC) a Form F-3 with respect to the offer and sale of securities of the Company. The Company also filed with the SEC a prospectus supplement relating to an at-the-market program providing for the sales over time of up to $50 million of its common shares pursuant a Sales Agreement with SVB Leerink LLC. As of December 31, 2020, the Company had issued 1,958,186 common shares under this program resulting in €9.0 million in net proceeds to the Company. Following these issuances, the remaining value authorized for sale under the at-the-market program is $38.8 million. Refer to Note 7.4 regarding additional equity issuances subsequent to December 31, 2020.

4.9..2.	Authorized capital

According to the articles of association of the Company, up to 55,000,000 common shares and up to 55,000,000 preferred shares with a nominal value of €0.12 per share are authorized to be issued. All shares are registered shares. No share certificates shall be issued.

In order to deter acquisition bids, the Company’s general meeting of shareholders approved the right of an independent foundation under Dutch law, or protective foundation, to exercise a call option pursuant to the call option agreement, upon which preferred shares will be issued by the Company to the protective foundation of up to 100% of the Company’s issued capital held by others than the protective foundation, minus one share. The protective foundation is expected to enter into a finance arrangement with a bank or, subject to applicable restrictions under Dutch law, the protective foundation may request us to provide, or cause the Company’s subsidiaries to provide, sufficient funding to the protective foundation to enable it to satisfy its payment obligation under the call option agreement.

These preferred shares will have both a liquidation and dividend preference over the Company’s common shares and will accrue cash dividends at a pre-determined rate. The protective foundation would be expected to re-quire us to cancel its preferred shares once the perceived threat to the Company and its stakeholders has been removed or sufficiently mitigated or neutralized. The Company is of the opinion that the call option does not represent a significant fair value based on a level 3 valuation, since the preference shares are restricted in use and can be cancelled by us as stated above.

For the year ended December 31, 2020, the Company expensed €60,000 of ongoing costs to reimburse expenses incurred by the protective foundation.

4.9..3.	Nature and purpose of equity reserves

In addition to the issued capital, the Company discloses the following other reserves:

•	Share premium records the amounts paid in upon issuance of common shares in excess of nominal value of €0.12 per share, net of related transaction costs.
•	The other capital reserves include the expense resulting from the issue of share options.
•	Accumulated deficit includes the losses of previous reporting periods.
•	Other components of equity exclusively include currency reserves from the conversion of financial statements in foreign currencies
4.10.	Trade and other payables
Trade and other Payables	December 31, 2020	December 31, 2019
	(in €)
Accrued liabilities from R&D projects	5,250,654	8,274,042
Accounts payable	1,741,251	3,351,100
Other accrued liabilities and payables	1,266,228	788,520
Total trade and other payables	8,258,133	12,413,662

Accrued liabilities from R&D projects include the services from the Company’s ongoing projects that have not yet been invoiced to the Company as of the reporting date.